Loans Receivable	12 Months Ended
Dec. 31, 2025
Loans Receivable
Loans Receivable

Note 7 – Loans Receivable

Loans receivable comprised the following:

	At December 31,	At December 31,
	2025	2024
G Mining Ventures Term Loan	$—	$75.9
EMX Term Loan	—	34.1
Loans receivable	$—	$110.0
Current	$—	$5.9
Non-Current	—	104.1
Loans receivable	$—	$110.0

(a)	G Mining Ventures Term Loan

On January 29, 2024 and April 19, 2024, the Company funded $42.0 million and $33.0 million, respectively, to G Mining Ventures for a total of $75.0 million pursuant to the G Mining Ventures Term Loan. The G Mining Ventures Term Loan was a 6-year senior secured term loan initially bearing interest at a rate of 3-Month SOFR +5.75% per annum, and reducing to 3-Month SOFR +4.75% on July 29, 2025 after completion tests were achieved at the Tocantinzinho mine. Fees included a standby fee on undrawn amounts of 1.0% per annum and a 2.0% original issue discount paid on principal amounts drawn.

On November 7, 2025, G Mining Ventures paid $79.9 million to the Company as full repayment for the G Mining Ventures Term loan.

The G Mining Ventures Term Loan was measured at amortized cost less any impairment loss allowance. Interest revenue of $10.0 million was recognized in 2025 (2024 – $7.5 million) by applying the EIR method and presented within revenue as interest revenue in the statement of income and comprehensive income.

(b)	EMX Term Loan

On August 9, 2024, the Company funded, through a wholly-owned subsidiary, $35.0 million (net of a commitment fee equal to 1% of the principal amount) to EMX pursuant to the EMX Term Loan agreement. The EMX Term Loan was a senior secured term loan with an initial maturity date of July 1, 2029. Interest was payable monthly at a rate equal to the 3-Month SOFR plus an applicable margin between 3.0% and 4.25% depending on EMX’s net debt to adjusted EBITDA ratio. During each year, EMX had the right to prepay $10.0 million of the principal amount outstanding without penalty, on a cumulative basis.

On April 15, 2025, EMX made a $10.0 principal prepayment on the EMX Term Loan. In November 2025, Elemental Altus acquired EMX, and as a result of the change of control, the EMX Term Loan became due and payable in full and the Company received $25.1 million as full repayment on the EMX Term Loan.

The EMX Term Loan was measured at amortized cost less any impairment loss allowance. Interest revenue of $2.8 million was recognized in 2025 (2024 – $0.6 million) by applying the EIR method and presented within revenue as interest revenue in the statement of income and comprehensive income.

(c)	Discovery Term Loan

The Discovery Term Loan was a $100.0 million, 7-year term loan with an availability period of 2 years from closing at an interest rate of 3-Month SOFR +4.50% per annum and amortization after year 5 at 5% per quarter, with no restrictions on prepayment. The loan provided for an upfront fee equal to 2% on any principal drawn, a standby fee of 100 basis points per annum on undrawn funds, and the issuance by Discovery of 3,900,000 common share purchase warrants with an exercise price of C$0.95 per common share and an expiry date of April 15, 2028.

On September 15, 2025, Discovery terminated the Discovery Term Loan, which remained undrawn as of the date of the termination.

Interest revenue of $1.4 million was recognized in 2025 within revenue as interest revenue in the statement of income and comprehensive income.

(d)	SolGold Loan Facility

On May 13, 2024, the Company funded $10.0 million to SolGold pursuant to the SolGold Term Loan. The SolGold Term Loan had a maturity date of July 19, 2024 and carried an interest rate of 12% per annum with interest payments deferred until maturity. On July 17, 2024, SolGold paid $10.2 million as full repayment for the SolGold Term Loan.

The SolGold Term Loan was measured at amortized cost less any impairment loss allowance. Interest revenue of $0.2 million was recognized in 2024 by applying the EIR method and presented within revenue as interest revenue in the statement of income and comprehensive income.

(e)	Skeena Convertible Debenture

On December 18, 2023, the Company advanced $18.7 million (C$25.0 million) to Skeena Resources Ltd. (“Skeena”) as a convertible debenture (the “Skeena Convertible Debenture”). The Skeena Convertible Debenture carried an interest rate of 7% and matured on the earlier of December 19, 2028, or on the completion of a project financing for Eskay Creek approved by the Board of Skeena. The Skeena Convertible Debenture was convertible into Skeena common shares at a conversion price of C$7.70. Interest payments were deferred and capitalized until maturity.

On June 26, 2024, following the completion of a project financing for Eskay Creek, the loan matured and the Company received $18.9 million (C$25.9 million) as full repayment for the Skeena Convertible Debenture.

The Skeena Convertible Debenture was measured at FVTPL using present value techniques and assumptions concerning the amount of and timing of future cash flows and discount rates which factored in the appropriate credit risk and the Black-Scholes option pricing model to calculate the fair value of the conversion option. Changes in the fair value of the Skeena Convertible Debenture have been recognized as other (expenses) income in the statement of income and comprehensive income. In 2024, interest income of $0.6 million, calculated by applying the contractual interest rate of 7% to the principal outstanding at the end of each reporting period, has been presented separately from changes in fair value and included within revenue as other interest income in the statement of income and comprehensive income.